Leases - IFRS 16 Impact (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Weighted average discount rate	5.50%
Movement In Lease Liabilities [Roll Forward]
Balance at December 31, 2019	$ (25,872)
Additions	(5,471)
Disposals and other	102
Interest	(1,358)	$ (1,972)	$ (119)
Lease payments	11,673
Exchange differences	(1,610)
Balance at December 31, 2020	$ (22,536)	$ (25,872)